UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            11/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $113,619,171.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,669,999  124,725 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 4,678,173   70,412 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,662,004   65,450 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,501,562  262,176 X                   NONE        x      0    0
IBM                              COMMON         459200101 4,457,472   33,230 X                   NONE        x      0    0
TEVA                             COMMON         881624209 4,034,056   76,475 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,021,745   77,775 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,687,499  226,923 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 3,590,644   24,835 X                   NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 3,539,097   42,650 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,331,834  173,533 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 3,327,252   53,700 X                   NONE        x      0    0
SYSCO CORP                       COMMON         871829107 3,187,823  111,775 X                   NONE        x      0    0
AT&T                             COMMON         00206R102 3,186,583  111,419 X                   NONE        x      0    0
DONALDSON                        COMMON         257651109 2,927,951   62,125 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,920,729   69,475 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,913,043   48,575 X                   NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 2,844,164   46,164 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,824,256   60,065 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,798,915   73,850 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 2,678,853   70,385 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 2,663,478  121,620 X                   NONE        x      0    0
CHEVRON                          COMMON         166764100 2,600,408   32,084 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,483,031   40,185 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,440,980   63,900 X                   NONE        x      0    0
ECANA                            COMMON         292505104 2,332,245   77,150 X                   NONE        x      0    0
APPLE                            COMMON         37833100  2,268,581    7,995 X                   NONE        x      0    0
XBI                              COMMON         78463X301 2,132,867   35,925 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 2,089,588   41,750 X                   NONE        x      0    0
BP                               COMMON         556221074 2,022,476   49,125 X                   NONE        x      0    0
CVS                              COMMON         126650100 2,008,573   63,825 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 1,961,208   80,082 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,952,280   61,625 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,817,089   66,100 X                   NONE        x      0    0
PHILIP MORRIS INT'L              COMMON         718172109 1,431,311   25,550 X                   NONE        x      0    0
VAW                              COMMON         92204A801 1,346,037   18,985 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,155,328   12,800 X                   NONE        x      0    0
NOKIA                            COMMON         654902204 1,102,237  109,894 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,041,656   17,800 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   729,448   16,348 X                   NONE        x      0    0
BARCLAYS                         COMMON         06738E204   728,081   38,625 X                   NONE        x      0    0
ALTRIA                           COMMON         02209s103   625,721   26,050 X                   NONE        x      0    0
3M                               COMMON         88579Y101   624,312    7,200 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   278,582   10,276 X                   NONE        x      0    0


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